OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2023
OTHER RECEIVABLES

11. OTHER RECEIVABLES

	Year ended March 31,
	$2023	2022
Group
Other receivables	340,848	19,130
VAT receivable	80,099	82,617
Prepayments	171,248	711,209
	592,195	812,956

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.

Prepayments includes no prepaid invoices (2022: $639,635) relating to the OK-101 project.